Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future minimum lease payments under noncancellable operating leases
2016	$ 317,843
2017	275,411
2018	226,317
2019	179,874
2020	138,204
Later years	282,900
Total minimum lease payments	$ 1,420,549